Pensions - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of funded status:
Fair value of benefit obligation	$ (30,941)	$ (31,633)	$ (33,433)
Fair value of plan assets (including annuity policy)	8,353	8,142	$ 9,962
Funded (unfunded) status at end of year	(22,588)	(23,491)
Annuity policy
Reconciliation of funded status:
Fair value of plan assets (including annuity policy)	8,100	7,924
Cash
Reconciliation of funded status:
Fair value of plan assets (including annuity policy)	253	218
UK Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(8,100)	(7,888)
Fair value of plan assets (including annuity policy)	8,152	7,924
Funded (unfunded) status at end of year	52	36
Marine Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(22,841)	(23,745)
Fair value of plan assets (including annuity policy)	201	218
Funded (unfunded) status at end of year	$ (22,640)	$ (23,527)